Document and Entity Information	Mar. 11, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 11, 2024
Entity Registrant Name	CACTUS ACQUISITION CORP. 1 LIMITED
Entity Incorporation State Country Code	E9
Entity File Number	001-40981
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	4B Cedar Brook Drive
Entity Address City Or Town	Cranbury
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001865861
Units, each consisting of one Class A ordinary share and one-half of a redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Trading Symbol	CCTSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCTS
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CCTSW
Security Exchange Name	NASDAQ